Related Party Transactions - Board of Directors (Details) - Director on the Board of Directors - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Percentage of equity interest held			5.00%		5.00%
Fees for professional and capital raising services rendered	$ 0.2	$ 0.3	$ 0.9	$ 0.5	$ 0.6	$ 0.2